Note 6 - Commitments and Contingencies (Details Textual) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Aug. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Note To Financial Statement Details Textual
Litigation Settlement, Amount Awarded from Other Party	$ 635,000
Proceeds from Legal Settlements		$ 443,000
Operating Lease, Expense		$ 282,000	$ 174,000	$ 232,000	$ 225,000